PENSION PLAN - Movement in Plan (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Registered Plans
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	$ 28	$ 19
Return on plan assets	6	8
Interest expense (income)	8	9
Registered Plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	278	250
Benefits paid by the plan	(28)	(28)
Current service costs	27	18
Interest expense (income)	7	8
Actuarial (gains) losses in other comprehensive income	(27)	30
Net defined benefit liability (asset), ending balance	257	278
Registered Plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(252)	(231)
Contributions paid into the plan	23	23
Benefits paid by the plan	(28)	(28)
Return on plan assets	15	18
Interest expense (income)	(6)	(8)
Net defined benefit liability (asset), ending balance	(268)	(252)
Supplemental Plan | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	18	16
Benefits paid by the plan	(1)	(2)
Current service costs	1	1
Interest expense (income)	1	1
Actuarial (gains) losses in other comprehensive income	(2)	2
Net defined benefit liability (asset), ending balance	$ 17	$ 18